Segments - Schedule of Information by Segment of the Operations for the Year Ended (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Information by Segment of the Operations for the Year Ended [Line Items]
Net revenue		¥ 399,914,964	$ 57,187,079	¥ 342,557,920	¥ 304,852,971
Less:
Cost of revenues		(347,632,853)	(49,710,837)	(294,863,867)	(266,131,202)
Reconciliation of segment loss:
Impairment on long-lived assets and long-term assets		2,108,517	301,514	2,238,525	1,107,027
Other income		496,122	70,945	1,238,538	163,622
Other expense		60,325	8,625	37,608	1,336,595
Interest expense		12,885,122	1,842,548	12,964,584	13,849,119
Government grants		152,599	21,821	189,500	321,573
Loss before income tax		(130,931,546)	(18,722,961)	(37,365,434)	(36,949,421)
Internet hospital [Member]
Schedule of Information by Segment of the Operations for the Year Ended [Line Items]
Net revenue		150,712,158	21,551,552	89,039,600	71,008,971
Less:
Cost of revenues		(101,429,782)	(14,504,266)	(50,986,600)	(35,453,130)
Salaries and welfare		(22,158,776)	(3,168,663)	(19,590,201)	(18,773,633)
Commissions to doctors		(29,816,464)	(4,263,698)	(22,685,703)	(20,318,748)
Consultancy and professional service fees		(21,758,632)	(3,111,443)	(3,660,677)	(4,845,206)
Advertising and promotion costs		(17,461,881)	(2,497,016)	(5,278,798)	(1,882,755)
Contracted development and research service fees		(9,919,840)	(1,418,518)
Other segment items	[1]	(14,157,525)	(2,024,498)	(9,874,409)	(6,722,909)
Segment loss		(65,990,742)	(9,436,550)	(23,036,788)	(16,987,410)
Pharmaceutical supply chain [Member]
Schedule of Information by Segment of the Operations for the Year Ended [Line Items]
Net revenue		249,202,806	35,635,527	253,518,320	233,844,000
Less:
Cost of revenues		(246,203,071)	(35,206,571)	(243,877,267)	(230,678,072)
Salaries and welfare		(2,694,321)	(385,283)	(2,185,872)	(1,827,887)
Commissions to doctors
Consultancy and professional service fees					(10,891)
Advertising and promotion costs		(2,078,012)	(297,152)	(5,824,158)	(1,549,237)
Contracted development and research service fees
Other segment items	[1]	(2,039,392)	(291,629)	(2,146,990)	(3,432,378)
Segment loss		(3,811,990)	(545,108)	(515,967)	(3,654,465)
Operating Segment [Member]
Schedule of Information by Segment of the Operations for the Year Ended [Line Items]
Net revenue		399,914,964	57,187,079	342,557,920	304,852,971
Less:
Cost of revenues		(347,632,853)	(49,710,837)	(294,863,867)	(266,131,202)
Salaries and welfare		(24,853,097)	(3,553,946)	(21,776,073)	(20,601,520)
Commissions to doctors		(29,816,464)	(4,263,698)	(22,685,703)	(20,318,748)
Consultancy and professional service fees		(21,758,632)	(3,111,443)	(3,660,677)	(4,856,097)
Advertising and promotion costs		(19,539,893)	(2,794,168)	(11,102,956)	(3,431,992)
Contracted development and research service fees		(9,919,840)	(1,418,518)
Other segment items	[1]	(16,196,917)	(2,316,127)	(12,021,399)	(10,155,287)
Segment loss		(69,802,732)	(9,981,658)	(23,552,755)	(20,641,875)
Reconciliation of segment loss:
Impairment on long-lived assets and long-term assets		(2,108,517)	(301,514)	(2,238,525)	(1,607,027)
Other professional service fees		(46,723,571)	(6,681,382)
Other income		496,122	70,945	1,238,538	163,622
Other expense		(60,325)	(8,625)	(37,608)	(1,336,595)
Interest expense		(12,885,122)	(1,842,548)	(12,964,584)	(13,849,119)
Government grants		152,599	21,821	189,500	321,573
Loss before income tax		¥ (130,931,546)	$ (18,722,961)	¥ (37,365,434)	¥ (36,949,421)

[1]	For each reportable segment, the other segment item category primarily includes shipping expenses, rental costs, entertainment expense, office expense and expected credit losses.